Asset Acquisitions and License Agreements -Additional Information (Detail) $ in Thousands, € in Millions, $ in Millions				1 Months Ended													3 Months Ended		6 Months Ended		12 Months Ended
		Sep. 30, 2021 USD ($)	Jul. 31, 2020 USD ($) shares	Jul. 31, 2021 shares	Mar. 31, 2021 USD ($)	Jan. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Nov. 30, 2020 USD ($)	Jul. 31, 2020 USD ($)	Jan. 31, 2020 USD ($)	May 31, 2019 USD ($)	May 31, 2019 CAD ($)	Apr. 30, 2018 USD ($)	May 31, 2012 USD ($)	May 31, 2012 EUR (€)	May 31, 2012 CAD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)
Business Acquisition [Line Items]
Long term debt		$ 199,869			$ 170,280												$ 199,869		$ 199,869		$ 170,280	$ 108,592
Stock issued, value	[1]																				301,744	999,193
Gain (loss) on remeasurement of investment																	32,273	$ 84,297	23,654	$ 125,445	95,533	(136,005)
Research and development expense		82,100															$ 254,259	$ 97,409	332,885	156,143	832,758	263,217
Subscription receivable					100,000																100,000
Business combination, consideration transferred, liabilities incurred		2,100
Payment to acquire business, net																					0	500
Share-based compensation expense																			$ 416,581	$ 28,192	84,958	122,572
Asset acquisition, consideration transferred		82,100
Asset acquisition, Consideration Transferred, Equity Interests Issued and Issuable		70,000
Payments to asset acquisition		$ 10,000
Silicon Therapeutics [Member]
Business Acquisition [Line Items]
Cash paid for common shares																					15,600
Business combination, consideration transferred					450,000
Research and development expense																					399,600
Number of shares issued in business combination | shares				21,409,764
Payment to acquire business, net					14,000
Business combination, recognized identifiable assets acquired and liabilities assumed, assets					402,400																402,400
Business combination, recognized identifiable assets acquired and liabilities assumed, current liabilities, accounts payable					281,700																281,700
Business acquisition, equity interest issued or issuable, value assigned					105,100																105,100
Share-based compensation expense																					23,500
Share-based compensation awards exchanged with restricted common stock					22,600																22,600
Fair value of restricted common stock exchanged for precombination services																					15,600
Silicon Therapeutics [Member] | First Tranche [Member]
Business Acquisition [Line Items]
Business combination, consideration transferred, liabilities incurred					350,000
Silicon Therapeutics [Member] | Second Tranche [Member]
Business Acquisition [Line Items]
Business combination, consideration transferred, liabilities incurred					100,000
Dermavant Sciences Ltd [Member]
Business Acquisition [Line Items]
Net upfront cash payment														$ 191,000	€ 150.0
Contingent payment														133,000	€ 100.0
Future development and commercial milestone payments														137,000		$ 180.0
Long term debt														$ 117,500
Milestone payment											$ 23,000	$ 30.0
Nonrefundable, upfront payment										$ 60,000
Nonrefundable, upfront payment										$ 53,000
Non-refundable, up-front payment recognized																						$ 60,000
Genevant Sciences Ltd [Member]
Business Acquisition [Line Items]
Equity ownership interest, additional cash contribution													$ 38,700
Stock issued | shares			74,272,043
Stock issued, value			$ 20,500
Aggregate principal amount of notes converted			$ 15,100
Notes converted, shares issued | shares			54,526,549
Percentage controlling interest			82.90%						82.90%
Investment, fair value					28,800																28,800
Gain (loss) on remeasurement of investment																					28,800
Fair value of noncontrolling interests					9,200																9,200
Cash paid for common shares																					20,500
Business combination, consideration transferred									$ 58,500
Research and development expense																					41,400
Notes Receivable, Related Parties																							$ 20,100
Genevant Sciences Ltd [Member] | Arbutus Biopharma Corporation [Member]
Business Acquisition [Line Items]
Stock issued | shares			9,057,566
Stock issued, value			$ 2,500
ProteoVant Sciences, Inc [Member]
Business Acquisition [Line Items]
Net upfront cash payment																					101,200
Milestone payment						$ 100,000
Aggregate principal amount of notes converted								$ 11,500
Research and development expense																					116,500
Upfront proceeds								105,000
Payment under SRA								15,500
Settlement of promissory notes receivable																					11,900
Fair value of future contingent consideration payments					$ 3,400																$ 3,400
Equity investment							$ 200,000
Ownership interest							40.00%
Subscription receivable						$ 100,000
ProteoVant Sciences, Inc [Member] | First Product First Product for Each Molecular Target Covered by Intellectual Property [Member] | Maximum
Business Acquisition [Line Items]
Future development and commercial milestone payments								8,600
ProteoVant Sciences, Inc [Member] | First Product Targets Targeting Each of Two Specified Initial Targets [Member] | Maximum
Business Acquisition [Line Items]
Future development and commercial milestone payments								100,000
ProteoVant Sciences, Inc [Member] | First Product Targets Each of Certain Specified Additional MolecularTargets [Member] | Maximum
Business Acquisition [Line Items]
Future development and commercial milestone payments								51,000
Affivant Sciences [Member]
Business Acquisition [Line Items]
Net upfront cash payment								40,000
Newly issued shares								20,000
Affivant Sciences [Member] | Maximum
Business Acquisition [Line Items]
Future development and commercial milestone payments								$ 2,000,000

[1]	Retroactively restated for the stock subdivision as described in Note 1.